Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill
Note 8.	Goodwill

The changes in the carrying amount of goodwill were as follows:

	Year Ended December 31,
	2012	2013
Net balance as of January 1	$71,367	$81,276
Acquired through acquisitions(1)	9,206	3,873
Adjustments	—	—
Effects of foreign currency rate changes	703	(306)

Net balance as of December 31	$81,276	$84,843

(1)	See Note 3 for acquisitions completed in financial years 2012 and 2013.

As of December 31, 2012, goodwill totalling $37,357 was pledged as collateral to secure the long term debt (Note 12). As of December 31, 2013, no goodwill has been pledged.

There were no accumulated goodwill impairment losses as of December 31, 2012 and 2013.